Prepaid expenses and other current assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Line Items]
Valued-added tax recoverable	$ 689	$ 1,013
Prepaid expenses	1,478	906
Advance to suppliers	219	324
Other currents assets	95	0
Grants recoverable	0	71
Total Prepaid expenses and other current assets	$ 2,481	$ 2,314